Intangible assets, net - Schedule of intangible assets, net (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Gross carrying amount
Gross carrying amount	¥ 353,587,092		¥ 289,856,609
Less: accumulated amortization
Accumulated amortization	(192,046,700)		(148,184,728)
Intangible assets, net	161,540,392	$ 25,349,213	141,671,881
License for Online Transmission of Audio/Video Programs [Member]
Gross carrying amount
Gross carrying amount	7,988,748		7,988,748
Brand Name [Member]
Gross carrying amount
Gross carrying amount	37,723,300		38,606,076
Less: accumulated amortization
Accumulated amortization	(12,102,892)		(8,525,509)
Agency contract rights [Member]
Gross carrying amount
Gross carrying amount	218,806,605		194,320,755
Less: accumulated amortization
Accumulated amortization	(159,504,274)		(110,970,198)
Platform [Member]
Gross carrying amount
Gross carrying amount	9,245,907		9,462,274
Less: accumulated amortization
Accumulated amortization	(6,088,430)		(4,338,452)
Software [Member]
Gross carrying amount
Gross carrying amount	18,684,575		9,359,079
Less: accumulated amortization
Accumulated amortization	(5,868,964)		(3,335,165)
Licensed copyrights of content [Member]
Gross carrying amount
Gross carrying amount	55,377,358		24,359,078
Less: accumulated amortization
Accumulated amortization	(4,721,697)		(17,741,239)
Others [Member]
Gross carrying amount
Gross carrying amount	5,760,599		5,760,599
Less: accumulated amortization
Accumulated amortization	¥ (3,760,443)		¥ (3,274,165)